Annual Total Returns[BarChart] - Federated Hermes International Small-Mid Company Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(17.53%)	22.01%	28.08%	(9.34%)	9.65%	(8.31%)	34.70%	(18.85%)	31.75%	31.19%